As filed with the Securities and Exchange Commission on February 19, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Securities - 1.1%
4,146,860	SoFi Professional Loan Program LLC 2013-1R	0.00%	# ^@&	12/26/2029	3,734,662
Total Asset Backed Securities (Cost $3,734,550)					3,734,662

Collateralized Loan Obligations - 1.8%
1,000,000	BlueMountain Ltd., Series 2012-2A-C	2.99%	# ^	11/20/2024	982,234
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.29%	# ^	04/17/2025	925,673
1,000,000	Canyon Capital Ltd., Series 2012-1A-C	3.04%	# ^	01/15/2024	978,923
750,000	Finn Square Ltd., Series 2012-1A-B1	3.05%	# ^	12/24/2023	734,710
250,000	Finn Square Ltd., Series 2012-1A-C	3.85%	# ^	12/24/2023	243,132
1,500,000	LCM LP, Series 11A-INC	17.35%	# ^@	04/19/2022	1,323,737
1,000,000	Navigare Funding Ltd., Series 2007-2A-D	1.94%	# ^	04/17/2021	940,275
Total Collateralized Loan Obligations (Cost $6,230,719)					6,128,684

Non-Agency Commercial Mortgage Backed Obligations - 1.3%
42,951,892	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.01%	#I/O	06/15/2045	4,230,976
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,453,612)					4,230,976

Non-Agency Residential Collateralized Mortgage Obligations - 56.5%
4,223,780	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.06%	#	03/25/2036	3,211,990
2,748,462	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,555,357
3,596,991	Banc of America Funding Corporation, Series 2006-A-4A1	2.80%	#	02/20/2036	2,956,615
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.61%	#^	06/26/2036	4,199,134
3,036,064	BCAP LLC Trust, Series 2010-RR6-6A2	5.75%	#^	07/26/2037	2,832,603
4,558,899	Chase Mortgage Finance Corporation, Series 2007-S1-A7	6.00%		02/25/2037	4,103,880
4,451,090	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,213,941
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,798,359
1,693,992	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.21%	#^I/F	10/25/2035	2,133,591
4,399,516	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,659,422
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.94%	#^	09/25/2035	5,871,441
5,968,559	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	5,064,967
4,700,361	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	3,912,628
3,135,967	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.26%	#	02/25/2036	2,517,256
662,267	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.03%	#I/F	02/25/2036	830,822
7,418,715	Countrywide Home Loans, Series 2006-HYB1-3A1	2.49%	#	03/20/2036	5,876,705
5,882,624	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,481,454
1,701,657	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,687,997
2,067,593	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,967,778
2,643,582	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	5.76%	#	11/25/2037	2,354,871
5,241,636	GSAA Home Equity Trust, Series 2007-8-A2	0.51%	#	08/25/2037	4,326,006
2,733,429	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	2.70%	#	11/25/2035	2,406,730
4,484,318	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	4.68%	#	11/25/2035	3,753,244
3,846,418	IndyMac Mortgage Loan Trust, Series 2007-FLX1-A2	0.34%	#	02/25/2037	3,817,233
2,815,784	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	2,748,674
5,539,533	JP Morgan Resecuritization Trust, Series 2011-1-1A10	7.28%	#^	12/26/2036	4,655,151
7,182,395	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.43%	#^	06/26/2037	6,076,663
4,685,020	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	4,360,217
3,585,207	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,571,948
2,978,361	Lehman XS Trust, Series 2005-2-1A2	0.51%	#	08/25/2035	2,798,105
2,702,548	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	2,465,526
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,718,064
3,315,356	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	2,991,796
3,458,440	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	3,292,611
5,312,327	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	4,719,163
3,790,215	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,983,354
4,469,889	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	3,417,494
7,578,068	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	5,983,794
1,914,408	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,503,865
7,961,652	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	6,416,829
3,361,398	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.49%	#	04/25/2037	2,099,533
3,558,682	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,806,434
765,743	Residential Accredit Loans, Inc., Series 2007-QS6-A2	54.21%	#I/F	04/25/2037	1,578,602
2,099,182	Residential Asset Securities Corporation, Series 2006-EMX2-A2	0.36%	#	02/25/2036	2,055,424
4,600,161	Residential Asset Securities Corporation, Series 2006-EMX6-A3	0.31%	#	07/25/2036	3,968,237
2,401,214	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.94%	#I/F I/O	07/25/2036	683,913
2,374,241	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,428,037
6,966,097	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	6,170,130
3,690,123	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,927,474
2,189,177	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,913,102
4,763,190	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	4,393,047
2,661,406	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,374,807
3,122,755	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	2,711,166
3,493,491	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.49%	#	02/25/2036	3,030,331
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	5,600,424
6,337,159	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	5.12%	#	10/25/2036	4,410,333
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $169,691,181)					188,388,272

US Government / Agency Mortgage Backed Obligations - 57.8%
2,172,253	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.96%	#I/F I/O	09/15/2036	1,853,188
4,557,817	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.53%	#I/F I/O	11/15/2036	757,877
3,084,756	Federal Home Loan Mortgage Corporation, Series 3256-S	6.52%	#I/F I/O	12/15/2036	526,948
2,648,330	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.93%	#I/F I/O	03/15/2037	353,393
13,912,699	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.59%	#I/F I/O	05/15/2037	2,124,210
4,948,444	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.23%	#I/F I/O	11/15/2036	708,295
1,089,014	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.58%	#I/F	05/15/2037	1,295,129
4,539,569	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.38%	#I/F I/O	06/15/2037	690,416
2,033,313	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.38%	#I/F I/O	07/15/2037	289,606
8,366,621	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.97%	#I/F I/O	07/15/2037	1,291,012
5,339,083	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.28%	#I/F I/O	10/15/2037	707,810
3,583,845	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.13%	#I/F I/O	11/15/2037	493,247
3,095,455	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.48%	#I/F I/O	03/15/2038	317,645
3,548,965	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.48%	#I/F I/O	02/15/2039	541,798
4,404,873	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.83%	#I/F I/O‡	05/15/2040	815,823
10,902,782	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.28%	#I/F I/O	09/15/2040	1,071,138
10,789,360	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.83%	#I/F I/O	11/15/2040	1,762,916
6,322,279	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.68%	#I/F I/O	02/15/2041	917,388
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.93%	#I/F	08/15/2041	1,875,572
4,753,437	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.83%	#I/F I/O	09/15/2041	513,093
6,845,790	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	6,063,731
7,531,706	Federal Home Loan Mortgage Corporation, Series 3998-AZ	4.00%	‡	02/15/2042	7,107,644
1,816,408	Federal Home Loan Mortgage Corporation, Series 4011-S	7.24%	#I/F‡	03/15/2042	1,679,251
7,432,114	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	‡	06/15/2042	6,620,602
7,969,225	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.83%	#I/F I/O	06/15/2042	1,613,968
6,349,220	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	‡	07/15/2042	5,652,716
16,730,571	Federal Home Loan Mortgage Corporation, Series 4217-CS	5.08%	#I/F	06/15/2043	12,987,661
2,948,579	Federal National Mortgage Association, Series 2005-104-SI	6.54%	#I/F I/O	12/25/2033	277,420
997,633	Federal National Mortgage Association, Series 2005-72-WS	6.59%	#I/F I/O	08/25/2035	133,330
9,262,546	Federal National Mortgage Association, Series 2005-90-SP	6.59%	#I/F I/O	09/25/2035	1,387,300
4,999,603	Federal National Mortgage Association, Series 2006-117-SQ	6.39%	#I/F I/O	12/25/2036	813,434
2,810,883	Federal National Mortgage Association, Series 2006-119-HS	6.49%	#I/F I/O	12/25/2036	446,655
6,179,496	Federal National Mortgage Association, Series 2006-60-YI	6.41%	#I/F I/O	07/25/2036	1,224,536
8,436,663	Federal National Mortgage Association, Series 2007-15-BI	6.54%	#I/F I/O	03/25/2037	1,414,596
4,920,546	Federal National Mortgage Association, Series 2007-20-S	6.58%	#I/F I/O	03/25/2037	706,016
2,585,894	Federal National Mortgage Association, Series 2007-21-SD	6.32%	#I/F I/O	03/25/2037	281,533
3,156,849	Federal National Mortgage Association, Series 2007-30-IE	6.58%	#I/F I/O	04/25/2037	635,513
11,904,297	Federal National Mortgage Association, Series 2007-32-SA	5.94%	#I/F I/O	04/25/2037	1,755,247
5,732,857	Federal National Mortgage Association, Series 2007-40-SA	5.94%	#I/F I/O	05/25/2037	852,439
2,445,893	Federal National Mortgage Association, Series 2007-48-SE	5.94%	#I/F I/O	05/25/2037	253,773
3,628,316	Federal National Mortgage Association, Series 2007-64-LI	6.40%	#I/F I/O	07/25/2037	579,155
2,961,370	Federal National Mortgage Association, Series 2007-68-SA	6.49%	#I/F I/O	07/25/2037	456,607
9,643,492	Federal National Mortgage Association, Series 2008-42-SC	5.74%	#I/F I/O	05/25/2038	1,185,892
2,734,340	Federal National Mortgage Association, Series 2008-5-GS	6.09%	#I/F I/O	02/25/2038	357,564
9,517,800	Federal National Mortgage Association, Series 2008-62-SD	5.89%	#I/F I/O	07/25/2038	1,220,307
5,907,217	Federal National Mortgage Association, Series 2008-68-SB	5.94%	#I/F I/O	08/25/2038	907,193
3,229,615	Federal National Mortgage Association, Series 2009-111-SE	6.09%	#I/F I/O	01/25/2040	356,820
3,468,922	Federal National Mortgage Association, Series 2009-12-CI	6.44%	#I/F I/O	03/25/2036	730,763
4,984,187	Federal National Mortgage Association, Series 2009-26-SM	6.19%	#I/F I/O	08/25/2038	534,498
3,102,076	Federal National Mortgage Association, Series 2009-47-SA	5.94%	#I/F I/O	07/25/2039	372,395
2,301,548	Federal National Mortgage Association, Series 2009-48-WS	5.79%	#I/F I/O	07/25/2039	265,885
1,471,331	Federal National Mortgage Association, Series 2009-67-SA	4.99%	#I/F I/O	07/25/2037	138,487
4,135,448	Federal National Mortgage Association, Series 2009-87-SA	5.84%	#I/F I/O	11/25/2049	496,703
5,474,078	Federal National Mortgage Association, Series 2009-91-SD	5.99%	#I/F I/O	11/25/2039	659,414
332,945	Federal National Mortgage Association, Series 2010-109-BS	53.19%	#I/F	10/25/2040	1,070,972
2,133,415	Federal National Mortgage Association, Series 2010-115-SD	6.44%	#I/F I/O	11/25/2039	349,787
4,493,609	Federal National Mortgage Association, Series 2010-11-SC	4.64%	#I/F I/O	02/25/2040	388,930
9,169,472	Federal National Mortgage Association, Series 2010-134-SE	6.49%	#I/F I/O	12/25/2025	1,573,429
10,018,851	Federal National Mortgage Association, Series 2010-150-MS	6.37%	#I/F I/O	01/25/2041	1,397,598
5,256,176	Federal National Mortgage Association, Series 2010-15-SL	4.79%	#I/F I/O	03/25/2040	506,752
802,729	Federal National Mortgage Association, Series 2010-19-AI	5.00%	I/O	08/25/2037	3,752
2,462,801	Federal National Mortgage Association, Series 2010-19-SA	5.24%	#I/F I/O	03/25/2050	220,212
4,693,792	Federal National Mortgage Association, Series 2010-31-SB	4.84%	#I/F I/O	04/25/2040	497,880
6,524,134	Federal National Mortgage Association, Series 2010-39-SL	5.51%	#I/F I/O	05/25/2040	833,191
5,396,513	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	353,997
3,842,351	Federal National Mortgage Association, Series 2010-8-US	4.64%	#I/F I/O	02/25/2040	334,927
4,548,201	Federal National Mortgage Association, Series 2010-9-GS	4.59%	#I/F I/O	02/25/2040	441,977
6,542,256	Federal National Mortgage Association, Series 2011-111-CZ	4.00%	‡	11/25/2041	6,607,381
7,400,828	Federal National Mortgage Association, Series 2011-114-S	5.84%	#I/F I/O	09/25/2039	846,690
3,277,091	Federal National Mortgage Association, Series 2011-146-US	6.77%	#I/F‡	01/25/2042	2,821,984
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.59%	#I/F	09/25/2040	144,723
2,890,538	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	2,705,943
4,458,355	Federal National Mortgage Association, Series 2011-58-SA	6.39%	#I/F I/O	07/25/2041	656,602
5,217,688	Federal National Mortgage Association, Series 2011-5-PS	6.24%	#I/F I/O	11/25/2040	782,403
7,531,706	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	6,963,194
630,451	Federal National Mortgage Association, Series 2012-16-BS	42.35%	#I/F	03/25/2042	867,474
4,303,832	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	3,945,008
5,893,049	Federal National Mortgage Association, Series 2012-29-SG	5.84%	#I/F I/O	04/25/2042	595,435
1,012,760	Federal National Mortgage Association, Series 2012-55-SC	6.70%	#I/F	05/25/2042	953,491
2,351,148	Federal National Mortgage Association, Series 2012-82-SC	7.24%	#I/F	08/25/2042	2,079,672
2,993,328	Federal National Mortgage Association, Series 2013-115-NS	11.56%	#I/F	11/25/2043	2,868,758
8,245,369	Federal National Mortgage Association, Series 2013-17-MS	5.20%	#I/F‡	03/25/2043	6,364,468
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	5.20%	#I/F‡	03/25/2043	3,161,059
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.75%	#I/F	05/25/2043	1,994,727
5,796,050	Federal National Mortgage Association, Series 2013-51-SH	5.75%	#I/F‡	05/25/2033	4,516,082
14,549,836	Federal National Mortgage Association, Series 2013-55-KS	5.75%	#I/F‡	06/25/2043	10,544,691
3,413,392	Federal National Mortgage Association, Series 2013-61-ZN	3.00%		06/25/2033	2,956,231
9,381,189	Federal National Mortgage Association, Series 2013-66-MZ	3.00%	‡	07/25/2043	7,051,403
12,181,129	Federal National Mortgage Association, Series 2013-74-HZ	3.00%	‡	07/25/2043	9,301,175
13,754,370	Federal National Mortgage Association, Series 2013-83-US	4.84%	#I/F	08/25/2043	10,973,796
1,653,562	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/01/2036	297,502
3,373,792	Government National Mortgage Association, Series 2009-104-SD	6.18%	#I/F I/O	11/16/2039	426,828
2,449,678	Government National Mortgage Association, Series 2010-98-IA	5.92%	# I/O	03/20/2039	297,043
8,366,009	Government National Mortgage Association, Series 2011-56-BS	5.93%	#I/F I/O	11/16/2036	907,230
10,472,262	Government National Mortgage Association, Series 2011-56-KS	5.93%	#I/F I/O	08/16/2036	1,285,338
4,259,097	Government National Mortgage Association, Series 2011-69-SB	5.18%	#I/F I/O	05/20/2041	577,173
6,896,025	Government National Mortgage Association, Series 2011-71-SG	5.23%	#I/F I/O	05/20/2041	922,466
7,652,780	Government National Mortgage Association, Series 2011-72-AS	5.21%	#I/F I/O	05/20/2041	1,022,600
8,959,404	Government National Mortgage Association, Series 2011-89-SA	5.28%	#I/F I/O	06/20/2041	1,207,204
3,692,697	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/F I/O	12/16/2039	726,145
8,080,300	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	6,302,598
15,000,000	Government National Mortgage Association, Series 2013-188-MS	5.38%	#I/F I/O	12/16/2043	2,166,000
Total US Government / Agency Mortgage Backed Obligations (Cost $213,739,547)					192,889,473

Short Term Investments - 0.3%
982,548	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		982,548
Total Short Term Investments (Cost $982,548)					982,548

Total Investments - 118.8% (Cost $398,832,157)					396,354,615
Liabilities in Excess of Other Assets - (18.8)%					(62,679,101)
NET ASSETS - 100.0%					$333,675,514

#	Variable rate security. Rate disclosed as of December 31, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2013, the value of these securities amounted to $47,001,211 or 14.1% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of December 31, 2013
@
Security pays interest at rates that represent residual cash flows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of December 31, 2013 and is subject to change without notice.

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
&	Illiquid

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments	$398,925,588
Gross Tax Unrealized Appreciation	23,112,890
Gross Tax Unrealized Depreciation	(25,683,863)
Net Tax Unrealized Appreciation (Depreciation)	$(2,570,973)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.82%	12/04/2013	01/06/2014	$23,043,000	$23,057,658
Bank of America Merrill Lynch	0.82%	12/20/2013	01/28/2014	23,975,000	23,981,550
Bank of America Merrill Lynch	0.83%	12/30/2013	01/28/2014	17,032,000	17,032,782
				$64,050,000	$64,071,990

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2013 was $63,270,457, at a weighted average interest rate of 0.79%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2013 was $79,123,049.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of governments and government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2013, the Fund did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Investment Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2013.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2013, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 20131:

Category
Investments in Securities
Level 1
Money Market Funds	$982,548
Total Level 1	982,548
Level 2
US Government / Agency Mortgage Backed Obligations	192,889,473
Non-Agency Residential Collateralized Mortgage Obligations	156,216,601
Collateralized Loan Obligations	6,128,684
Non-Agency Commercial Mortgage Backed Obligations	4,230,976
Total Level 2	359,465,734
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	32,171,671
Asset Backed Securities	3,734,662
Total Level 3	35,906,333
Total	396,354,615
Other Financial Instruments
Level 1	-
Level 2
Reverse Repurchase Agreements	(64,071,990)
Total Level 2	(64,071,990)
Level 3	-
Total	(64,071,990)
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 12/31/2013
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$26,404,851	$79,014	$(147,931)	$264,318	$-	$(300,022)	$5,871,441	$-	$32,171,671

Asset Backed Securities	-	-	112	-	3,734,550	-	-	-	3,734,662
Total	$26,404,851	$79,014	$(147,819)	$264,318	$3,734,550	$(300,022)	$5,871,441	$-	$35,906,333

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2013 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$32,171,671	Market Comparables, Discounted Cash Flow	Market Quotes	$79.69 - $100.19
Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security.

Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security.

Asset Backed Securities	$3,734,662	Market Comparables, Discounted Cash Flow	Market Quotes	$90.06

* Level 3 securities are valued by using transaction prices or third party pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  2/19/2014

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  2/19/2014